Relevant Events - Schedule of Banco De Chile Reported Essential Facts that Registered in the Foreign Market under MTN (Details) - February 2, 2024 [Member] $ in Millions	12 Months Ended
Dec. 31, 2024 HKD ($)
Relevant Events - Schedule of Banco De Chile Reported Essential Facts that Registered in the Foreign Market under MTN (Details) [Line Items]
Date	February 2, 2024
Amount	$ 433,000,000
Maturity date	Feb. 09, 2034
Average rate	4.22%